John Hancock Funds II
Supplement dated May 1, 2012
to the Class 1 Prospectus dated December 31, 2011

The Annual Fund Operating Expense table and the expense Examples table for the Class 1 shares of each of the Retirement Choices Portfolios are revised and restated as follows:

John Hancock Retirement 2050 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2050 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2050 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.21%
Distribution and service (12b-1) fees		0.05%
Other expenses	[2]	0.34%
Acquired fund fees and expenses	[1][3]	0.41%
Total fund operating expenses		1.01%
Contractual reimbursement	[4]	(0.29%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Other expenses" have been estimated for the class's first year of operations.
[3]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2050 Portfolio Prospectus Class 1 Shares Class 1	74	293	530	1,210

John Hancock Retirement 2045 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2045 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2045 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.21%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.44%
Acquired fund fees and expenses	[1][2]	0.41%
Total fund operating expenses		1.11%
Contractual reimbursement	[3]	(0.39%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2045 Portfolio Prospectus Class 1 Shares Class 1	74	314	574	1,317

John Hancock Retirement 2040 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2040 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2040 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.21%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.43%
Acquired fund fees and expenses	[1][2]	0.40%
Total fund operating expenses		1.09%
Contractual reimbursement	[3]	(0.38%)
Net fund operating expenses		0.71%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2040 Portfolio Prospectus Class 1 Shares Class 1	73	309	564	1,295

John Hancock Retirement 2035 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2035 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual fund Operating Expenses		John Hancock Retirement 2035 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.22%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.29%
Acquired fund fees and expenses	[1][2]	0.39%
Total fund operating expenses		0.95%
Contractual reimbursement	[3]	(0.24%)
Net fund operating expenses		0.71%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2035 Portfolio Prospectus Class 1 Shares Class 1	73	279	502	1,144

John Hancock Retirement 2030 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2030 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2030 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.25%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.24%
Acquired fund fees and expenses	[1][2]	0.37%
Total fund operating expenses		0.91%
Contractual reimbursement	[3]	(0.19%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2030 Portfolio Prospectus Class 1 Shares Class 1	74	271	485	1,102

John Hancock Retirement 2025 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2025 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2025 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.29%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.19%
Acquired fund fees and expenses	[1][2]	0.32%
Total fund operating expenses		0.85%
Contractual reimbursement	[3]	(0.14%)
Net fund operating expenses		0.71%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2025 Portfolio Prospectus Class 1 Shares Class 1	73	257	458	1,036

John Hancock Retirement 2020 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2020 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund operating Expenses		John Hancock Retirement 2020 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.36%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.21%
Acquired fund fees and expenses	[1][2]	0.26%
Total fund operating expenses		0.88%
Contractual reimbursement	[3]	(0.16%)
Net fund operating expenses		0.72%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2020 Portfolio Prospectus Class 1 Shares Class 1	74	265	472	1,070

John Hancock Retirement 2015 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2015 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2015 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.45%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.30%
Acquired fund fees and expenses	[1][2]	0.18%
Total fund operating expenses		0.98%
Contractual reimbursement	[3]	(0.25%)
Net fund operating expenses		0.73%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2015 Portfolio Prospectus Class 1 Shares Class 1	75	287	517	1,179

John Hancock Retirement 2010 Portfolio | Prospectus Class 1 Shares
RETIREMENT CHOICES AT 2010 PORTFOLIO
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Retirement 2010 Portfolio Prospectus Class 1 Shares Class 1
Management fee	[1]	0.49%
Distribution and service (12b-1) fees		0.05%
Other expenses		0.33%
Acquired fund fees and expenses	[1][2]	0.15%
Total fund operating expenses		1.02%
Contractual reimbursement	[3]	(0.28%)
Net fund operating expenses		0.74%
[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
John Hancock Retirement 2010 Portfolio Prospectus Class 1 Shares Class 1	76	297	536	1,222

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Supplement [Text Block]	jhf_SupplementTextBlock
John Hancock Funds II
Supplement dated May 1, 2012
to the Class 1 Prospectus dated December 31, 2011

The Annual Fund Operating Expense table and the expense Examples table for the Class 1 shares of each of the Retirement Choices Portfolios are revised and restated as follows:

John Hancock Retirement 2050 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2050 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the class’s first year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund’s investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2050 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.01%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	74
Year 3	rr_ExpenseExampleYear03	293
Year 5	rr_ExpenseExampleYear05	530
Year 10	rr_ExpenseExampleYear10	1,210
John Hancock Retirement 2045 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2045 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2045 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.11%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	74
Year 3	rr_ExpenseExampleYear03	314
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	1,317
John Hancock Retirement 2040 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2040 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2040 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.09%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	73
Year 3	rr_ExpenseExampleYear03	309
Year 5	rr_ExpenseExampleYear05	564
Year 10	rr_ExpenseExampleYear10	1,295
John Hancock Retirement 2035 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2035 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2035 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.22%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.95%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	73
Year 3	rr_ExpenseExampleYear03	279
Year 5	rr_ExpenseExampleYear05	502
Year 10	rr_ExpenseExampleYear10	1,144
John Hancock Retirement 2030 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2030 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2030 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.91%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	74
Year 3	rr_ExpenseExampleYear03	271
Year 5	rr_ExpenseExampleYear05	485
Year 10	rr_ExpenseExampleYear10	1,102
John Hancock Retirement 2025 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2025 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2025 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.85%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	73
Year 3	rr_ExpenseExampleYear03	257
Year 5	rr_ExpenseExampleYear05	458
Year 10	rr_ExpenseExampleYear10	1,036
John Hancock Retirement 2020 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2020 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2020 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.36%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.88%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	74
Year 3	rr_ExpenseExampleYear03	265
Year 5	rr_ExpenseExampleYear05	472
Year 10	rr_ExpenseExampleYear10	1,070
John Hancock Retirement 2015 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2015 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2015 Portfolio | Prospectus Class 1 Shares | Class 1
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	75
Year 3	rr_ExpenseExampleYear03	287
Year 5	rr_ExpenseExampleYear05	517
Year 10	rr_ExpenseExampleYear10	1,179
John Hancock Retirement 2015 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	0.98%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.73%
John Hancock Retirement 2010 Portfolio | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT CHOICES AT 2010 PORTFOLIO
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
John Hancock Retirement 2010 Portfolio | Prospectus Class 1 Shares | Class 1
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fee	rr_ManagementFeesOverAssets	0.49%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[3]
Total fund operating expenses	rr_ExpensesOverAssets	1.02%
Contractual reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Net fund operating expenses	rr_NetExpensesOverAssets	0.74%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
Year 1	rr_ExpenseExampleYear01	76
Year 3	rr_ExpenseExampleYear03	297
Year 5	rr_ExpenseExampleYear05	536
Year 10	rr_ExpenseExampleYear10	1,222

[1]	Fees have been restated based on estimated changes to the underlying investment allocation in other assets.
[2]	"Other expenses" have been estimated for the class's first year of operations.
[3]	"Acquired fund fees and expenses" are based on estimates of the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[4]	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.05% of the fund's average annual net assets. These expense limitations are subject to certain exclusions, such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense, short dividends expense and acquired fund fees and expenses. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.